Annual Operating Expenses - FidelityMunicipalBondIndexFund-PRO - FidelityMunicipalBondIndexFund-PRO - Fidelity Municipal Bond Index Fund - Fidelity Municipal Bond Index Fund	Aug. 29, 2024
Operating Expenses:
Management fee	0.07%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.07%